Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Benefit

Income tax benefit below reflects federal, foreign and various state and local net tax benefits generated prior to the formation of the partnership as well as foreign, state and local net tax benefit on taxable loss generated by the partnership.

	Year Ended December 31,
(dollars in millions)	2012	2011	2010
Income tax expense (benefit):
Continuing operations	$(5.1)	$2.2	$2.7
Loss on sale of real estate improvements	—	—	(0.1)

Total	$(5.1)	$2.2	$2.6

	Year Ended December 31,
(dollars in millions)	2012	2011	2010
Current:
Federal	$—	$—	$—
Foreign	—	—	—
State and local	0.9	0.6	0.3

Total current	0.9	0.6	0.3
Deferred:
Federal	(5.7)	1.5	2.1
Foreign	(1.6)	(0.2)	—
State and local	(0.3)	—	0.3

Total deferred	(7.6)	1.3	2.4
Valuation allowance	1.6	0.3	—

Total	$(5.1)	$2.2	$2.7

Reconciliation of Statutory Federal Income Tax Rate with Effective Tax Rate

The following is a reconciliation of the statutory federal income tax rate with the Predecessor’s effective tax rate for each year:

	Year Ended December 31,
	2012	2011	2010
U.S. federal statutory rate	35.0%	35.0%	35.0%
Partnership income not taxed at federal statutory rate	(7.0)%	0.0%	0.0%
State and local income taxes, net of federal income tax	(1.4)%	11.6%	5.7%
Change in valuation allowance, net of federal income tax	(5.6)%	6.6%	0.3%
Nondeductible portion of meals and entertainment	(0.5)%	3.6%	1.5%
Effects of foreign income taxes	(0.2)%	2.2%	0.0%
Other differences, net	(0.2)%	0.4%	0.2%

Effective tax rate	20.1%	59.4%	42.7%

Components of Deferred Tax Assets and Liabilities

Deferred taxes at the end of 2012 reflect foreign, state and local deferred taxes remaining after contributions to the partnership.

	Year Ended December 31,
(dollars in millions)	2012	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$1.3	$16.0	$7.7
Real estate and other property	1.1	—	—
Unearned revenue	0.1	5.7	4.2
Other	—	0.3	0.9

Total deferred tax assets	2.5	22.0	12.8
Valuation allowance	(1.9)	(0.3)	(0.1)

Total deferred tax assets, net of valuation allowance	0.6	21.7	12.7

Deferred tax liabilities:
Real estate and other property	—	17.5	8.2
Employee compensation	0.1	1.7	0.6
Other	—	0.6	0.5

Total deferred tax liabilities	0.1	19.8	9.3

Net deferred tax assets	$0.5	$1.9	$3.4